Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 2,026	$ 1,622
Trade and other receivables	5,599	2,655
Inventory	23,273	10,068
Prepaids and deposits	9,748	3,801
Current Assets	40,646	18,146
Long-term Assets
Intangible assets	9,815	14,273
Property, plant, and equipment	23,734	22,613
Assets	74,195	55,032
Current Liabilities
Accounts payable and accrued liabilities	10,162	4,942
Credit facility	15,926	628
Current portion of deferred revenue	4,429	2,382
Current portion of provision for warranty cost	612	1,585
Current debt facilities	8,499	6,587
Convertible debt	2,658
Current portion of other long-term liabilities	1,222	449
Current Liabilities	43,508	16,573
Long-term Liabilities
Other long-term liabilities	9,355	1,503
Provision for warranty cost	135	124
Liabilities	52,998	18,200
Shareholders’ Equity
Share capital	76,802	75,983
Contributed surplus	8,257	7,088
Accumulated other comprehensive (loss) income	413	1,403
Deficit	(64,275)	(47,642)
Shareholders’ Equity	21,197	36,832
Liabilities and shareholders' equity	$ 74,195	$ 55,032